Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Business Combinations [Abstract]
Summary of Purchase Price Allocated	The fair value of consideration paid was as follows:
July 20, 2021
Cash	92,583
Issuance of common shares	26,216
Contingent consideration	1,150
119,949

Summary of Fair Value of Assets and Liabilities Acquired

The fair value of the assets and liabilities acquired was as follows:

July 20, 2021
Cash	9,808
Accounts receivable	750
Prepaid expenses and deposits	853
Inventory	2,733
Property, plant and equipment	12,108
Net investment in subleases	23,751
Goodwill	114,537
Accounts payable and accrued liabilities	(2,678)
Convertible debentures	(12,025)
Lease liabilities	(29,481)
Financial guarantee liability	(407)
119,949